Employees	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employees	4. Employees
4A. Staff and management costs

	€ million	€ million	€ million
Staff costs	2021	2020	2019
Wages and salaries	(5,062)	(5,051)	(5,364)
Social security costs	(529)	(519)	(541)
Other pension costs	(401)	(419)	(334)
Share-based compensation costs	(161)	(108)	(151)
	(6,153)	(6,097)	(6,390)

	‘000	‘000	‘000
Average number of employees during the year	2021	2020	2019
Asia/AMET/RUB	84	83	84
The Americas	37	38	40
Europe	28	29	29
	149	150	153

	€ million	€ million	€ million
Key management compensation	2021	2020	2019
Salaries and short-term employee benefits	(29)	(28)	(42)
Share-based benefits(a)	(10)	(5)	(16)
	(39)	(33)	(58)
Of which: Executive Directors	(8)	(6)	(9)
Other(b)	(31)	(27)	(49)

Non-Executive Directors’ fees	(2)	(2)	(2)
	(41)	(35)	(60)
(a)Share-based benefits are expenses recognised for the period. Share-based benefits compensation on a vesting basis is €6 million (2020: €10 million; 2019: €17 million).
(b)Other includes all members of the Unilever Leadership Executive, other than Executive Directors.
Key management are defined as the members of Unilever Leadership Executive (ULE) and the Non-Executive Directors. Compensation for the ULE includes the full-year compensation for ULE members who joined part way through the year.
4B. Pensions and similar obligations

For defined benefit plans, operating and finance costs are recognised separately in the income statement. The amount charged to operating cost in the income statement is the cost of accruing pension benefits promised to employees over the year, plus the costs of individual events such as past service benefit changes, settlements and curtailments (such events are recognised immediately in the income statement). The amount charged or credited to finance costs is a net interest expense calculated by applying the liability discount rate to the net defined benefit liability or asset. Any differences between the expected interest on assets and the return actually achieved, and any changes in the liabilities over the year due to changes in assumptions or experience within the plans, are recognised immediately in the statement of comprehensive income.
The defined benefit plan surplus or deficit on the balance sheet comprises the total for each plan of the fair value of plan assets less the present value of the defined benefit liabilities (using a discount rate based on high-quality corporate bonds, or a suitable alternative where there is no active corporate bond market).
All defined benefit plans are subject to regular actuarial review using the projected unit method by external consultants. The Group policy is that the most material plans, representing approximately 86% of the defined benefit liabilities, are formally valued every year. Other material plans, accounting for a further 10% of the liabilities, have their liabilities updated each year. Group policy for the remaining plans requires a full actuarial valuation at least every three years. Asset values for all plans are updated every year.
For defined contribution plans, the charges to the income statement are the company contributions payable, as the company’s obligation is limited to the contributions paid into the plans. The assets and liabilities of such plans are not included in the balance sheet of the Group.

Description of plans
The Group increasingly operates a number of defined contribution plans, the assets of which are held in external funds. In certain countries, the Group operates defined benefit pension plans based on employee pensionable remuneration and length of service. The majority of defined benefit plans are either career average, final salary or hybrid plans and operate on a funded basis with assets held in external funds. Benefits are determined by the plan rules and are linked to inflation in some countries. Our largest plans are in the UK and the Netherlands. In the UK, we operate a career average defined benefit plan (with a salary limit for benefit accrual) which is closed to new entrants, and a defined contribution plan. In the Netherlands, we operate a collective defined contribution plan for all new benefit accrual and a closed career average defined benefit plan for benefits built up to April 2015.
The Group also provides other post-employment benefits, mainly post-employment healthcare plans in the US. These plans are predominantly unfunded.
Governance
The majority of the Group’s externally funded plans are established as trusts, foundations or similar entities. The operation of these entities is governed by local regulations and practice in each country, as is the nature of the relationship between the Group and the Trustees (or equivalent) and their composition. Where Trustees (or equivalent) are in place to operate plans, they are generally required to act on behalf of the plan’s stakeholders. They are tasked with periodic reviews of the solvency of the plan in accordance with local legislation and play a role in the long-term investment and funding strategy. The Group also has an internal body, the Pensions and Equity Committee, that is responsible for setting the company’s policies and decision-making on plan matters, including but not limited to design, funding, investments, risk management and governance.
4B. Pensions and similar obligations continued
Investment strategy
The Group’s investment strategy in respect of its funded plans is implemented within the framework of the various statutory requirements of the territories where the plans are based. The Group has developed policy guidelines for the allocation of assets to different classes with the objective of controlling risk and maintaining the right balance between risk and long-term returns in order to limit the cost to the Group of the benefits provided. To achieve this, investments are well diversified, such that the failure of any single investment would not have a material impact on the overall level of assets. The plans expose the Group to a number of actuarial risks such as investment risk, interest rate risk, longevity risk and, in certain countries, inflation risk. There are no unusual entity or plan-specific risks to the Group. The plans invest a reducing proportion of assets in equities and, for risk control, an increasing proportion in liability matching assets (bonds). There are also investments in property and other alternative assets; additionally, the Group uses derivatives to further mitigate the impact of the risks outlined above. The majority of assets are managed by a number of external fund managers with a small proportion managed in-house. Unilever has a pooled investment vehicle (Univest) which it believes offers its pension plans around the world a simplified externally managed investment vehicle to implement their strategic asset allocation models, currently for bonds, equities and alternative assets. The aim is to provide high-quality, well diversified, cost-effective, risk-controlled vehicles. The pension plans’ investments are overseen by Unilever’s internal investment company, the Univest Company.
Assumptions
With the objective of presenting the assets and liabilities of the pensions and other post-employment benefit plans at their fair value on the balance sheet, assumptions under IAS 19 are set by reference to market conditions at the valuation date. The actuarial assumptions used to calculate the benefit liabilities vary according to the country in which the plan is situated. The following table shows the assumptions, weighted by liabilities, used to value the principal defined benefit plans (representing approximately 96% of total pension liabilities and other post-employment benefit liabilities).

	31 December 2021		31 December 2020
	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Discount rate	1.8%	3.6%	1.3%	3.3%
Inflation	2.6%	n/a	2.2%	n/a
Rate of increase in salaries	3.2%	3.0%	2.9%	3.0%
Rate of increase for pensions in payment (where provided)	2.5%	n/a	2.1%	n/a
Rate of increase for pensions in deferment (where provided)	2.7%	n/a	2.3%	n/a
Long-term medical cost inflation	n/a	5.1%	n/a	5.1%
The valuations of other post-employment benefit plans generally assume a higher initial level of medical cost inflation, which falls from 7% to the long-term rate after five years. Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans.
During 2021, changes were made to our discount rate assumption setting methodology to reflect changes made more generally by corporates and their advisers which resulted in a €200 million higher liability.
For the UK and Netherlands pension plans, representing approximately 70% of all defined benefit pension liabilities, the assumptions used at 31 December 2021 and 2020 were:

	United Kingdom		Netherlands
	2021	2020	2021	2020
Discount rate	1.9%	1.4%	1.1%	0.7%
Inflation	3.2%	2.7%	1.9%	1.5%
Rate of increase in salaries	3.7%	3.3%	2.4%	2.0%
Rate of increase for pensions in payment (where provided)	3.1%	2.7%	1.9%	1.5%
Rate of increase for pensions in deferment (where provided)	3.1%	2.7%	1.9%	1.5%
Number of years a current pensioner is expected to live beyond age 65:
Men	21.8	21.7	21.6	21.5
Women	23.6	23.4	23.7	23.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65:
Men	22.8	22.7	23.5	23.4
Women	24.8	24.6	25.5	25.4
Demographic assumptions, such as mortality rates, are set with having regard to the latest trends in life expectancy (including expectations of future improvements), plan experience and other relevant data. These assumptions are reviewed and updated as necessary as part of the periodic actuarial valuation of the pension plans. The years of life expectancy for 2021 above have been translated from the following tables:
UK: Standard life expectancy tables Series S3, adjusted to reflect the experience of our plan members analysed as part of the 2019 actuarial valuation. Future improvements in longevity have been allowed for in line with the core CMI 2018 Mortality Projections Model with a 1% p.a. long-term improvement rate.
Netherlands: The Dutch Actuarial Society’s AG Prognosetafel 2020 table is used with correction factors (2020) to allow for the typically longer life expectancy for fund members relative to the general population. This table has an in-built allowance for future improvements in longevity.
The impact from changes to the assumptions of the remaining defined benefit plans are considered immaterial. Their assumptions vary due to a number of factors including the currency and long-term economic conditions of the countries where they are situated.
4B. Pensions and similar obligations continued
Income statement
The charge to the income statement comprises:

		€ million	€ million	€ million
	Notes	2021	2020	2019
Charged to operating profit:
Defined benefit pension and other benefit plans:
Current service cost		(228)	(223)	(216)
Employee contributions		13	17	17
Special termination benefits		(15)	(37)	(5)
Past service cost including (losses)/gains on curtailments		18	20	65
Settlements		1	7	(2)
Defined contribution plans		(190)	(203)	(193)
Total operating cost	4A	(401)	(419)	(334)
Finance income/(cost)(a)	5	(10)	(9)	(30)
Net impact on the income statement (before tax)		(411)	(428)	(364)
(a)This includes the impact of interest on asset ceiling.

Statement of comprehensive income
Amounts recognised in the statement of comprehensive income on the remeasurement of the net defined benefit liability/asset.

	€ million	€ million	€ million
	2021	2020	2019
Return on plan assets excluding amounts included in net finance income/(cost)	1,958	1,494	2,385
Change in asset ceiling excluding amounts included in finance cost	(17)	2	(37)
Actuarial gains/(losses) arising from changes in demographic assumptions	(4)	246	183
Actuarial gains/(losses) arising from changes in financial assumptions	342	(1,414)	(2,138)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	126	(78)	(12)
Total of defined benefit costs recognised in other comprehensive income	2,405	250	381
Balance sheet
The assets, liabilities and surplus/(deficit) position of the pension and other post-employment benefit plans at the balance sheet date were:

	€ million 2021		€ million 2020
	Pension plans	Other post- employment benefit plans	Pension plans	Other post- employment benefit plans
Fair value of assets	26,686	7	24,023	9
Present value of liabilities	(23,219)	(431)	(23,272)	(447)
Computed net assets/(liabilities)	3,467	(424)	751	(438)
Irrecoverable surplus(a)	(50)	—	(26)	—
Net pension assets/(liabilities)	3,417	(424)	725	(438)
Of which in respect of:
Funded plans in surplus:
Liabilities	(18,071)	—	(18,043)	—
Assets	23,240	—	20,790	1
Aggregate surplus	5,169	—	2,747	1
Irrecoverable surplus(a)	(50)	—	(26)	—
Pension asset net of liabilities	5,119	—	2,721	1
Funded plans in deficit:
Liabilities	(4,245)	(39)	(4,310)	(40)
Assets	3,446	7	3,233	8
Pension liability net of assets	(799)	(32)	(1,077)	(32)
Unfunded plans:
Pension liability	(903)	(392)	(919)	(407)
(a)A surplus is deemed recoverable to the extent that the Group is able to benefit economically from the surplus. Unilever assesses the maximum economic benefit available through a combination of refunds and reductions in future contributions in accordance with local legislation and individual financing arrangements with each of our funded defined benefit plans.
4B. Pensions and similar obligations continued
Reconciliation of change in assets and liabilities
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
Movements in assets during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	12,499	5,587	5,920	24,006	12,122	5,522	6,082	23,726
Employee contributions	—	—	13	13	—	—	17	17
Settlements	—	—	—	—	—	—	(67)	(67)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	560	306	1,958	1,109	206	179	1,494
Change in asset ceiling excluding amounts included in interest expenses	—	—	(17)	(17)	—	—	2	2
Interest income(a)	181	39	124	344	230	60	146	436
Employer contributions	100	72	222	394	104	12	282	398
Benefit payments	(501)	(159)	(475)	(1,135)	(467)	(166)	(507)	(1,140)
Other	—	—	(47)	(47)	46	(47)	21	20
Currency retranslation	961	—	166	1,127	(645)	—	(235)	(880)
31 December	14,332	6,099	6,212	26,643	12,499	5,587	5,920	24,006
(a)This includes the impact of interest on asset ceiling.
Movements in liabilities during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	(11,148)	(5,060)	(7,511)	(23,719)	(11,001)	(5,097)	(7,824)	(23,922)
Current service cost	(127)	(4)	(97)	(228)	(114)	(3)	(106)	(223)
Special termination benefits	—	—	(15)	(15)	—	—	(37)	(37)
Past service costs including losses/(gains) on curtailments	(1)	—	19	18	17	—	3	20
Settlements	—	—	1	1	—	—	74	74
Interest cost	(161)	(35)	(158)	(354)	(208)	(55)	(182)	(445)
Actuarial gain/(loss) arising from changes in demographic assumptions	(2)	(6)	4	(4)	(1)	245	2	246
Actuarial gain/(loss) arising from changes in financial assumptions	225	(23)	140	342	(806)	(354)	(254)	(1,414)
Actuarial gain/(loss) arising from experience adjustments	95	32	(1)	126	(67)	(6)	(5)	(78)
Benefit payments	501	159	475	1,135	467	166	507	1,140
Other	—	—	48	48	(44)	44	(38)	(38)
Currency retranslation	(835)	—	(165)	(1,000)	609	—	349	958
31 December	(11,453)	(4,937)	(7,260)	(23,650)	(11,148)	(5,060)	(7,511)	(23,719)
4B. Pensions and similar obligations continued
Movements in (deficit)/surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	1,351	527	(1,591)	287	1,121	425	(1,742)	(196)
Current service cost	(127)	(4)	(97)	(228)	(114)	(3)	(106)	(223)
Employee contributions	—	—	13	13	—	—	17	17
Special termination benefits	—	—	(15)	(15)	—	—	(37)	(37)
Past service costs including losses/(gains) on curtailments	(1)	—	19	18	17	—	3	20
Settlements	—	—	1	1	—	—	7	7
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	560	306	1,958	1,109	206	179	1,494
Change in asset ceiling, excluding amounts included in interest expenses	—	—	(17)	(17)	—	—	2	2
Interest cost	(161)	(35)	(158)	(354)	(208)	(55)	(182)	(445)
Interest income(a)	181	39	124	344	230	60	146	436
Actuarial gain/(loss) arising from changes in demographic assumptions	(2)	(6)	4	(4)	(1)	245	2	246
Actuarial gain/(loss) arising from changes in financial assumptions	225	(23)	140	342	(806)	(354)	(254)	(1,414)
Actuarial gain/(loss) arising from experience adjustments	95	32	(1)	126	(67)	(6)	(5)	(78)
Employer contributions	100	72	222	394	104	12	282	398
Benefit payments	—	—	—	—	—	—	—	—
Other	—	—	1	1	2	(3)	(17)	(18)
Currency retranslation	126	—	1	127	(36)	—	114	78
31 December	2,879	1,162	(1,048)	2,993	1,351	527	(1,591)	287
(a)This includes the impact of interest on asset ceiling.
The actual return on plan assets during 2021 was €2,302 million, being €1,958 million of asset returns and €344 million of interest income shown in the tables above (2020: €1,930 million).
Movements in irrecoverable surplus during the year:

			Rest of	€ million			Rest of	€ million
	UK	Netherlands	world	2021 Total	UK	Netherlands	world	2020 Total
1 January	—	—	(26)	(26)	—	—	(37)	(37)
Interest income	—	—	(2)	(2)	—	—	(1)	(1)
Change in irrecoverable surplus in excess of interest	—	—	(17)	(17)	—	—	2	2
Currency retranslations	—	—	(5)	(5)	—	—	10	10
31 December	—	—	(50)	(50)	—	—	(26)	(26)
The duration of the principal defined benefit plan liabilities (representing 96% of total pension liabilities and other post-employment benefit liabilities) and the split of liabilities between different categories of plan participants are:

			Rest of				Rest of
	UK	Netherlands	world(a)	2021 Total	UK	Netherlands	world(a)	2020 Total
Duration (years)	18	18	12	7 to 21	18	18	13	7 to 22
Active members	12%	12%	20%	14%	12%	12%	20%	14%
Deferred members	36%	43%	17%	33%	35%	43%	17%	32%
Retired members	52%	45%	63%	53%	53%	45%	63%	54%
(a)Rest of world numbers shown are weighted averages by liabilities.
4B. Pensions and similar obligations continued
Plan assets
The group of plans within ‘Rest of world’ category in the tables below are not materially different with respect to their risks that would require disaggregated disclosure.
The fair value of plan assets, which are reported net of fund liabilities that are not employee benefits, at the end of the reporting period for each category are as follows:

	€ million				€ million
	31 December 2021				31 December 2020
	UK	Netherlands	Rest of world	2021 Total	UK	Netherlands	Rest of world	2020 Total
Total Assets	14,332	6,099	6,255	26,686	12,499	5,587	5,937	24,023
Assets
Equities Total	1,714	1,676	1,835	5,225	4,653	1,837	1,694	8,184
- Europe	352	271	569	1,192	921	437	506	1,864
- North America	1,030	1,001	829	2,860	2,740	894	747	4,381
- Other	332	404	437	1,173	992	506	441	1,939
Fixed Income Total	8,875	3,353	3,176	15,404	5,819	2,766	3,108	11,693
- Government bonds	6,243	1,179	1,396	8,818	3,292	798	1,367	5,457
- Investment grade corporate bonds	1,160	537	1,109	2,806	1,167	540	1,111	2,818
- Other Fixed Income	1,472	1,637	671	3,780	1,360	1,428	630	3,418
Private Equity	424	77	17	518	274	64	9	347
Property and Real Estate	1,021	517	356	1,894	835	456	332	1,623
Hedge Funds	381	—	75	456	318	—	62	380
Other	1,823	322	359	2,504	470	320	377	1,167
Other Plans	—	—	421	421	—	—	370	370
Assets/Fund (Liabilities) that are not employee benefits
Derivatives	94	154	16	264	130	144	(15)	259
The fair values of the above equity and fixed income instruments are determined based on quoted market prices in active markets. The fair value of private equity, properties, derivatives and hedge funds are not based on quoted market prices in active markets. The Group uses derivatives and other instruments to hedge some of its exposure to inflation and interest rate risk – the degree of this hedging of liabilities was 100% for both interest rate and inflation for the UK plan and 35% for interest rate and 19% for inflation for the Netherlands plan. Foreign currency exposures, in part, are also hedged by the use of forward foreign exchange contracts. Assets included in the Other category are cash and insurance contracts which are also unquoted assets.
Equity securities include Unilever securities amounting to €1 million (0.002% of total plan assets) and €9 million (0.04% of total plan assets) at 31 December 2021 and 2020 respectively. Property includes property occupied by Unilever amounting to €74 million and €29 million at 31 December 2021 and 2020 respectively.
The pension assets above exclude the assets in a Special Benefits Trust amounting to €38 million (2020: €44 million) to fund pension and similar obligations in the US (see also note 17A on page 157).
Sensitivities
The sensitivity of the overall pension liabilities to changes in the weighted key assumptions are:

		Change in liabilities
	Change in assumption	UK	Netherlands	Total
Discount rate	Increase by 0.5%	-8%	-8%	-8%
Inflation rate	Increase by 0.5%	7%	9%	6%
Life expectancy	Increase by 1 year	6%	5%	5%
Long-term medical cost inflation(a)	Increase by 1.0%	0%	0%	3%
(a)Long-term medical cost inflation only relates to post-retirement medical plans and its impact on these liabilities.
An equivalent decrease in each assumption would have an equal and opposite impact on liabilities.
The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period and may not be representative of the actual change. It is based on a change in the key assumption while holding all other assumptions constant. When calculating the sensitivity to the assumption, the same method used to calculate the liability recognised in the balance sheet has been applied. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the previous period.
4B. Pensions and similar obligations continued
Cash flow
Group cash flow in respect of pensions and similar post-employment benefits comprises company contributions paid to funded plans and benefits paid by the company in respect of unfunded plans. The table below sets out these amounts:

	€ million	€ million	€ million	€ million
	2022 Estimate	2021	2020	2019
Company contributions to funded plans:
Defined Benefit(a)	190	286	266	244
Defined Contribution	215	190	203	193
Benefits paid by the Company in respect of unfunded plans:
Defined Benefit	110	108	132	157
Group cash flow in respect of pensions and similar benefits	515	584	601	594
(a)Following the conclusion of the 2019 Funding valuation of the US Unicare Pension Plan, the Group contributed $100 million into the plan in 2020. Deficit contributions to the US Pension Plan are expected to be nil for the following few years.
The Group’s funding policy is to periodically review the contributions made to the plans while taking account of local legislation.
4C. Share-based compensation plans

The fair value of awards at grant date is calculated using observable market price. This value is expensed over their vesting period, with a corresponding credit to equity. The expense is reviewed and adjusted to reflect changes to the level of awards expected to vest, except where this arises from a failure to meet a market condition. Any cancellations are recognised immediately in the income statement.
As at 31 December 2021, the Group had share-based compensation plans in the form of performance shares and other share awards.
The numbers in this note include those for Executive Directors and key management shown in note 4A on page 125. Non-Executive Directors do not participate in any of the share-based compensation plans.
The charge in each of the last three years is shown below, and relates to equity-settled plans:

	€ million	€ million	€ million
Income statement charge	2021	2020	2019
Performance share plans	(150)	(98)	(142)
Other plans	(11)	(10)	(9)
	(161)	(108)	(151)
Performance share plans
Performance share awards are made in respect of the Management Co-Investment Plan (MCIP) and Performance Share Plan (PSP). Awards for the Global Share Incentive Plan (GSIP) were last made in February 2018 and vested in February 2021. No further MCIP or GSIP awards will be made. The awards of each plan will vest between 0% and 200% of grant level, subject to the level of satisfaction of performance measures (limits for Executive Directors may vary).
The MCIP allowed Unilever’s managers to invest up to 100% of their annual bonus (a minimum of 33% and maximum of 67% for Executive Directors) in shares in Unilever, and to receive a corresponding award of performance-related shares. From 2021, under the PSP, Unilever’s managers receive annual awards of PLC shares. The performance measures for MCIP and PSP are underlying sales growth, underlying EPS growth, return on invested capital and sustainability progress index for the Group. MCIP awards made will vest after four years, while PSP awards vest after three years.
A summary of the status of the Performance Share Plans as at 31 December 2021, 2020 and 2019 and changes during the years ended on these dates is presented below:

	2021	2020	2019
	Number of shares	Number of shares	Number of shares
Outstanding at 1 January	11,371,436	11,137,801	13,634,518
Awarded	7,667,929	4,395,633	4,538,771
Vested	(3,425,232)	(3,240,738)	(6,041,011)
Forfeited	(1,295,569)	(921,260)	(994,477)
Outstanding at 31 December	14,318,564	11,371,436	11,137,801

	2021	2020	2019
Share award value information
Fair value per share award during the year	€47.64	€43.91	€48.22

Additional information
At 31 December 2021, shares in PLC totalling 15,370,746 (2020: 12,283,872) were outstanding in respect of share-based compensation plans of PLC and its subsidiaries, including North American plans.
At 31 December 2021, the employee share ownership trust held 4,453,244 (2020: 5,884,511) PLC shares and PLC and its subsidiaries held 847,914 (2020: 1,382,155) PLC shares which are held as treasury shares.
4C. Share-based compensation plans continued
The book value of €388 million (2020: €483 million) of the shares held by the trust and by Unilever PLC and its subsidiaries in respect of share-based compensation plans is eliminated on consolidation by deduction from other reserves. Their market value at 31 December 2021 was €250 million (2020: €357 million).
Shares held to satisfy awards are accounted for in accordance with IAS 32 ‘Financial Instruments: Presentation’. All differences between the purchase price of the shares held to satisfy awards granted and the proceeds received for the shares, whether on exercise or lapse, are charged to reserves.
Between 31 December 2021 and 24 February 2022 (the latest practicable date for inclusion in this report), nil shares were granted, 2,567,252 shares vested and 211,164 shares were forfeited related to the Performance Share Plans.